Organization and Description of Business - Schedule of Redeemable Noncontrolling Interests (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Beginning balance	$ 246,367	$ 148,110	$ 152,057	$ 176,812	$ 148,110	$ 176,812	$ 176,812	$ 284,811
Effect of corporate reorganization and reclassification to redeemable noncontrolling interest	(382,050)
Adjustment of redeemable noncontrolling interest to redemption amount	(154,233)
Class A common stock issued to settle asset purchase	16,696
Net income after corporate reorganization	70,093	24,126	(8,606)	(25,989)	94,219	(34,595)	(43,538)	(118,548)
Stock-based compensation	795
Stock-based compensation related to deemed contribution	11,252
Ending balance	(1,316,530)	246,367	$ 143,455	$ 152,057	(1,316,530)	$ 143,455	148,110	$ 176,812
IPO
Class of Stock [Line Items]
Adjustment of redeemable noncontrolling interest to redemption amount	(1,438,348)
Redeemable Noncontrolling Interests
Class of Stock [Line Items]
Beginning balance		$ 0			0
Effect of corporate reorganization and reclassification to redeemable noncontrolling interest					382,050
Adjustment of redeemable noncontrolling interest to redemption amount					154,233
Class A common stock issued to settle asset purchase					21,361
Net income after corporate reorganization					16,082
Stock-based compensation					660
Stock-based compensation related to deemed contribution					27,597
Accrued distribution related to income taxes					(15,644)
Ending balance	$ 2,024,687				2,024,687		$ 0
Redeemable Noncontrolling Interests | IPO
Class of Stock [Line Items]
Adjustment of redeemable noncontrolling interest to redemption amount					$ 1,438,348